Long-Term Debt (Parenthetical) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt, due date	2015	2015
Long-term debt, interest rate	0.00%	0.00%
Long-term debt, conversion price	¥ 5,313	¥ 5,313
Unsecured Zero Point Three Nine Percent Straight Bonds Due In Twenty Seventeen
Debt Instrument [Line Items]
Long-term debt, due date	2017	2017
Long-term debt, interest rate	0.39%	0.39%
Unsecured Zero Point Six Zero Percent Straight Bonds Due In Twenty Nineteen
Debt Instrument [Line Items]
Long-term debt, due date	2019	2019
Long-term debt, interest rate	0.60%	0.60%
Unsecured Zero Point Nine Six Percent Straight Bonds Due In Twenty Twenty Two
Debt Instrument [Line Items]
Long-term debt, due date	2022	2022
Long-term debt, interest rate	0.96%	0.96%
Unsecured Zero Point Two One Percent Straight Bonds Due In Twenty Sixteen
Debt Instrument [Line Items]
Long-term debt, due date	2016	2016
Long-term debt, interest rate	0.21%	0.21%
Unsecured Zero Point Seven Two Percent Straight Bonds Due In Twenty Fourteen
Debt Instrument [Line Items]
Long-term debt, due date	2014	2014
Long-term debt, interest rate	0.72%	0.72%
Minimum | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, due date	2014	2013
Long-term debt, interest rate	0.00%	0.00%
Minimum | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, due date	2014	2013
Long-term debt, interest rate	0.00%	0.00%
Maximum | Unsecured Debt
Debt Instrument [Line Items]
Long-term debt, due date	2026	2026
Long-term debt, interest rate	6.80%	6.40%
Maximum | Capital Lease Obligations
Debt Instrument [Line Items]
Long-term debt, due date	2019	2019
Long-term debt, interest rate	15.74%	8.27%